RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions

a)	Related parties#

Name of Related Parties	Relationship with the Group
JYADK	Equity investee of the Group
Zhejiang Marine Leasing Ltd.***	Equity investee of the Group since June 10, 2020
Guofu Huimei *	Equity investee of the Group till October 7, 2018
CMCC *	Equity investee of the Group till October 7, 2018
Beijing Century Friendship *	Equity investee of the Group till October 7, 2018
Tianjin Jiatai **	Equity investee of the Group till November 17,2019
Wuxi MZJH **	Equity investee of the Group till November 17,2019
SH Rongchi **	Equity investee of the Group till November 17,2019
SH MZJH **	Equity investee of the Group till November 17,2019
Allcure Information	An entity controlled by a director of the Company
Shanghai Huifu Technology Limited	An entity controlled by a director of the Company
Cherrylane Investments Limited	An entity controlled by a director of the Company

#    These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2018, 2019 and 2020.

*    Guofu Huimei, CMCC and Beijing Century Friendship were equity investee of the Group previously, which have been acquired by the Group since October 8, 2018 and have become subsidiaries of the Group.

**  Tianjin Jiatai, SH Rongchi, SH MZJH and Wuxi MZJH were equity investee of the Group previously, which have been acquired by the Group since November 18, 2019 and have become subsidiaries of the Group.

***Zhejiang Marine Leasing Ltd, which have been invested by the Group since June 10, 2020 and have become an associate of the Group.

b)    The Group had the following related party transactions for the years ended December 31, 2018, 2019 and 2020.

	For the Years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loan to:
Tianjin Jiatai	50	5,949	—	—
Wuxi MZJH	460	1,640	—	—
SH MZJH	1,000	28,002	—	—
	1,510	35,591	—	—
Interest income from:
JYADK	285	206	127	19

Loan from:
Beijing Century Friendship	30,551	—	—	—
CMCC	13,408	—	—	—
Shanghai Huifu Technology Limited	22,000	—	—	—
Wuxi MZJH	1,850	—	—	—
SH Rongchi	18,820	—	—	—
SH MZJH	12,420	—	—	—
Cherrylane Investments Limited	12,720	—	—	—
Zhejiang Marine Leasing Ltd	—	—	199,000	30,498
	111,769	—	199,000	30,498
Interest expense to:
Tianjin Jiatai	193	—	—	—
Guofu Huimei	15,997	—	—	—
Cherrylane Investments Limited	—	151	587	90
Zhejiang Marine Leasing Ltd	—	—	41,331	6,129
	16,190	151	41,918	6,219
Repayment to:
Tianjin Jiatai	36,420	34,540	—	—
Shanghai Huifu Technology Limited	20,285	1,715	—	—
Cherrylane Investments Limited	2,750	—	—	—
SH Rongchi	—	1,029	—	—
Zhejiang Marine Leasing Ltd	—	—	272,640	41,784
	59,455	37,284	272,640	41,784
Repayment from:
JYADK	—	1,485	1,485	228
SH MZJH	—	26,000	—	—
	—	27,485	1,485	228
Management service income from:
SH MZJH	4,810	5,081	—	—
CMCC	4,331	—	—	—
	9,141	5,081	—	—

Schedule of Related Party Balances
(c)	The balances between the Group and its related parties as of December 31, 2019 and 2020 are listed below.

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Due from related parties, current:
JYADK	3,833	1,845	283

Due to related parties, current
Zhejiang Marine Leasing Ltd	—	3,191	489
Cherrylane Investments Limited	10,120	9,461	1,450
	10,120	12,652	1,939

Due to related parties, non-current
Zhejiang Marine Leasing Ltd	—	102,757	15,748

Due to related parties, non-current, due within 1 year
Zhejiang Marine Leasing Ltd	—	73,145	11,210